Fair Value Measurements (Short-term Receivables and Payables, Narrative) (Details) ¥ in Millions	1 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 01, 2017	May 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term bank loans											$ 129,677,000		$ 61,216,000
Long-term bank loans											302,323,000		122,433,000
Sohu [Member] | Factoring contract with recourse with HSBC [Member] | HSBC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank									$ 26,200,000	¥ 180.0
Accounts receivable to secure short-term bank loan									28,800,000							¥ 198.0
Short-term bank loans											0		0
Sohu [Member] | Credit agreements with Ping An Bank [Member] | Ping An Bank [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank					$ 87,400,000	¥ 60.0			$ 364,300,000	¥ 2,500.0
Short-term bank loans											58,300,000	¥ 400.0	0
Times over reference interest rate							150.00%	150.00%	115.00%	115.00%
Loan received from bank							$ 58,300,000	¥ 400.0
Short-term loan, interest rate															6.525%
Sohu [Member] | Credit agreement with ICBC [Member] | ICBC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank					$ 116,600,000	¥ 800.0
Short-term bank loans											58,300,000	400.0
Installments of bank loan payable					Four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment	Four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment
Additional interest rate over LPR					1.20%	1.20%
Total outstanding balance of bank loan											116,600,000	800.0	$ 116,600,000	¥ 800.0
Long-term bank loans											58,300,000	400.0
Sohu [Member] | Credit agreement with CMB [Member] | CMB [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank			$ 102,000,000	¥ 700.0
Short-term bank loans											71,400,000	490.0
Loan received from bank	$ 43,700,000	¥ 300.0	$ 58,300,000	¥ 400.0
Short-term loan, interest rate			6.00%	6.00%
Installments of bank loan payable			Four installments, with the first installment of RMB45 million (or $6.7 million) having been paid in December 2018, and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment	Four installments, with the first installment of RMB45 million (or $6.7 million) having been paid in December 2018, and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment
Total outstanding balance of bank loan											95,400,000	655.0
Long-term bank loans											$ 24,100,000	¥ 165.0